Personnel expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee
Personnel expenses
Salaries and wages	€ 5,953	€ 6,356	€ 6,456
Share-based payment expenses	77	62	99
Pension and other post-employment benefit expenses, net	242	465	445
Social security costs	919	952	845
Total personnel expenses	7,191	7,835	7,845
Equity-settled awards	77	€ 62	€ 97
Net gain on pension plan amendments, curtailments and settlements	€ 131
Average number of employees | employee	98,322	103,083	101,731